Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income taxes [Abstract]
Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax
The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (June 30, 2020 – 27.0%) to loss before income tax for the following reasons:

		Recasted - Note 2(h)
	June 30, 2021	June 30, 2020
	$	$
Loss from operations before taxes and discontinued operations	(699,798)	(3,339,734)
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery from operations before taxes and discontinued operations	(188,945)	(901,728)
Change in estimates from prior year	1,054	(115)
Foreign exchange	1,464	(373)
Non-deductible expenses	6,629	19,996
Non-deducible (non-taxable) portion of capital items	2,678	20,839
Non-deducible loss on conversion of debt	—	46,598
Goodwill and other impairment items	326	659,980
Tax impact on divestitures	6,295	(5,170)
Difference in statutory tax rate	14,755	13,929
Effect of change in tax rates	55	967
Changes in deferred tax benefits not recognized	149,368	62,842
Income tax recovery from continuing operations	(6,321)	(82,235)
(1)Excludes tax expense from discontinued operations of nil (June 30, 2020 - $0.8 million) and the tax expense from the loss on the sale of the discontinued operation of nil (June 30, 2020 - nil). These amounts are included in net loss from discontinued operations, net of tax on the statement of comprehensive loss.

Movements in and Summary of Deferred Tax Assets (Liabilities)	Movements in deferred tax assets (liabilities) at June 30, 2021 and 2020 are comprised of the following:

	Recasted Note 2(h) Balance, June 30, 2020	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Balance, June 30, 2021
	$	$	$	$	$
Deferred tax assets
Non-capital losses	125,008	(14,508)	(415)	(8,691)	101,394
Capital losses	501	(50)	—	—	451
Finance costs	9,689	(14,985)	—	6,109	813
Investment tax credit	569	902	—	—	1,471
Derivatives	420	314	—	—	734
Leases	13,075	1,892	(30)	—	14,937
Total deferred tax assets	149,262	(26,435)	(445)	(2,582)	119,800

Deferred tax liabilities
Convertible debenture	(33,787)	12,851	—	—	(20,936)
Investment in associates	—	1,409	—	—	1,409
Derivatives	—	(393)	—	—	(393)
Intangible assets	(90,952)	11,830	222	—	(78,900)
Property, plant and equipment	(7,118)	(8,355)	234	—	(15,239)
Inventory	(18,306)	10,042	(32)	—	(8,296)
Biological assets	(2,496)	(411)	7	—	(2,900)
Others	(549)	6,004	—	—	5,455
Total deferred tax liabilities	(153,208)	32,977	431	—	(119,800)

Net deferred tax liabilities	(3,946)	6,542	(14)	(2,582)	—

	Balance, June 30, 2019	Discontinued operations	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	Recasted Note 2(h) Balance, June 30, 2020
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	44,303	(1,319)	81,943	81	—	125,008
Capital losses	—	—	501	—	—	501
Finance costs	11,545	—	(4,087)	—	2,231	9,689
Investment tax credit	728	—	(159)	—	—	569
Property, plant and equipment	13,701	114	(13,815)	—	—	—
Derivatives	37,462	—	(37,042)	—	—	420
Leases	—	—	13,050	25	—	13,075
Others	9,470	—	(9,470)	—	—	—
Total deferred tax assets	117,209	(1,205)	30,921	106	2,231	149,262

Deferred tax liabilities
Convertible debenture	(47,089)	—	11,599	—	1,703	(33,787)
Marketable securities	(6,141)	—	4,916	624	601	—
Investment in associates	(4,409)	—	4,409	—	—	—
Intangible assets	(129,562)	—	38,807	(197)	—	(90,952)
Property, plant and equipment	—	—	(7,100)	(18)	—	(7,118)
Inventory	(15,008)	—	(3,298)	—	—	(18,306)
Biological assets	(4,345)	—	1,849	—	—	(2,496)
Others	—	—	(549)	—	—	(549)
Total deferred tax liabilities	(206,554)	—	50,633	409	2,304	(153,208)

Net deferred tax assets (liabilities)	(89,345)	(1,205)	81,554	515	4,535	(3,946)

Deferred tax assets (liabilities) as presented in the Consolidated Statements of Financial Position are as follows:

	June 30, 2021	Recasted Note 2(h) June 30, 2020
	$	$
Deferred tax assets	—	21,974
Deferred tax liabilities	—	(25,920)
Net deferred tax assets (liabilities)	—	(3,946)

Deferred Tax Assets Not Recognized
Deferred tax assets not recognized in respect of deductible temporary differences, unused tax losses, and tax credits are as follows:

	June 30, 2021	Recasted Note 2(h) June 30, 2020
	$	$
Non-capital losses carried forward	570,195	223,339
Investment in associates	—	33,629
Capital losses	132,456	131,295
Property, plant, and equipment	359,455	154,523
Intangible assets	11,701	3,668
Goodwill	33,764	—
Marketable Securities	28,323	23,792
Investment tax credits	5,028	5,034
Derivatives	—	2,860
Capital lease obligations	2,462	5,408
Other	55,537	6,198
	1,198,921	589,746